Condensed Consolidated Balance Sheets (Parenthetical) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Allowance for doubtful accounts	$ 1,522	$ 1,541
Accumulated depreciation	$ 374,003	$ 302,031
Preferred stock, par value	$ 0.00	$ 0.01
Preferred stock, shares authorized	0	100
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00	$ 0.01
Common stock, shares authorized	0	140,000,000
Common stock, shares issued	0	110,758,513
Treasury stock, shares held	0	25,237
Accumulated Other Comprehensive Income Loss Tax	$ 0	$ 0